Total
PGIM QMA MID-CAP VALUE FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek capital growth .
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in
Reducing or Waiving Class A's and Class C’s Sales Charges
on page 2
4
 of the Fund's Prospectus,
Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries
on page 4
8
 of the Fund's Prospectus and in
Rights of Accumulation
on page 4
9
 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM QMA MID-CAP VALUE FUND - USD ($)	Class A		Class C		Class R	Class Z		Class R2	Class R4	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none		none	none		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[2]	none	none		none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none		none		none	none		none	none	none
Redemption fee	none		none		none	none		none	none	none
Exchange fee	none		none		none	none		none	none	none
Maximum account fee (accounts under $10,000)	$ 15		$ 15		none	none	[3]	none	none	none
[1]	Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
[2]	Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
[3]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM QMA MID-CAP VALUE FUND		Class A	Class C		Class R		Class Z	Class R2		Class R4		Class R6
Management fee		0.73%	0.73%		0.73%		0.73%	0.73%		0.73%		0.73%
Distribution or distribution and service (12b-1) fees		0.30%	1.00%		0.75%		none	0.25%		none		none
Other expenses:		0.36%	0.45%		2.22%		0.23%	34.01%		0.80%		0.13%
Shareholder service fee		none	none		none		none	0.10%	[1]	0.10%	[1]	none
Remainder of other expenses		0.36%	0.45%	[2]	2.22%	[2]	0.23%	33.91%	[2]	0.70%	[2]	0.13%
Total annual Fund operating expenses		1.39%	2.18%		3.70%		0.96%	34.99%		1.53%		0.86%
Fee waiver and/or expense reimbursement		(0.25%)	(0.22%)		(2.24%)		(0.08%)	(33.75%)		(0.54%)		(0.12%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3],[4]	1.14%	1.96%		1.46%		0.88%	1.24%		0.99%		0.74%
[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	Other expenses have been updated from the most recent annual report to reflect current expenses.
[3]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 28, 2022, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 1.45% of average daily net assets for Class R shares, 0.95% of average daily net assets for Class Z shares, 1.23% of average daily net assets for Class R2 shares, 0.98% of average daily net assets for Class R4 shares, and 0.73% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2022 without the prior approval of the Fund’s Board of Directors.
[4]	The distributor of the Fund has contractually agreed through February 28, 2022 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares and to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 28, 2022 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM QMA MID-CAP VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	660	943	1,246	2,106
Class C	299	661	1,149	2,496
Class R	149	925	1,721	3,805
Class Z	90	298	523	1,171
Class R2	126	5,373	7,945	10,001
Class R4	101	430	783	1,778
Class R6	76	262	465	1,050

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM QMA MID-CAP VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	660	943	1,246	2,106
Class C	199	661	1,149	2,496
Class R	149	925	1,721	3,805
Class Z	90	298	523	1,171
Class R2	126	5,373	7,945	10,001
Class R4	101	430	783	1,778
Class R6	76	262	465	1,050

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
The Fund is managed with the goal of outperforming the long-term returns of the Russell Midcap Value Index. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of mid-cap companies. Equity and equity-related securities include common and preferred stock, securities convertible into common stock, securities having common stock characteristics, and instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock. The subadviser considers mid-cap companies to be companies with market capitalizations within the market cap range of companies included in the Russell Midcap Index (measured at the time of purchase). The market capitalization within the range will vary, but as of November 30, 2020, the median capitalization was $9.3 billion and the maximum capitalization was $60.3 billion. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The subadviser employs a quantitatively driven, bottom-up investment process. The Fund invests in a diversified portfolio of mid-cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings, price-to-cash flow, and price-to-book ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics of a company. Such characteristics may include, among others, measures of earnings quality, external financing, and trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions. Quantitative techniques also guide portfolio construction. To manage risk, the subadviser utilizes internal guidelines to limit certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team also exercises judgment when evaluating underlying data and positions recommended by its quantitative models.
Most of the Fund’s assets will typically be invested in US equity and equity-related securities, including up to 25% of its total assets in real estate investment trusts (REITs).

Principal Risks
All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Economic and Market Events Risk
. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk.
Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Increase in Expenses Risk.
Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Large Shareholder and Large Scale Redemption Risk.
Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Management Risk.
Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.
Market Disruption and Geopolitical Risks
. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Market Risk.
Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Medium Capitalization (Mid-Cap) Company Risk.
The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.
Model Design Risk.
The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.
Model Implementation Risk.
While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser's quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.
Real Estate Investment Trust (REIT) Risk.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.
REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.
Value Style Risk.
Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security's intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance. If the Fund's assessment of market conditions or a company's value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgim.com/investments.

Annual Total Returns (Class Z Shares)1
[1]	The total return for Class Z shares from January 1, 2020 to September 30, 2020 was -26.24%.

Best Quarter:		Worst Quarter:
16.32%	1st Quarter 2013	-19.06%	3rd Quarter 2011

Average Annual Total Returns % (including sales charges) (as of 12-31-19)
Average Annual Total Returns - PGIM QMA MID-CAP VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A shares	13.15%	2.85%	9.53%	none
Class C shares	17.78%	3.24%	9.32%	none
Class R shares	19.29%	3.75%		3.70%	Dec. 22, 2014
Class R2 shares	19.59%			(2.46%)	Dec. 28, 2017
Class R4 shares	19.87%			(2.22%)	Dec. 28, 2017
Class R6 shares	20.16%	4.44%		9.18%	Jan. 18, 2011
Class Z shares	20.05%	4.29%	10.44%	none
Class Z shares | Return After Taxes on Distributions	19.36%	2.41%	8.88%	none
Class Z shares | Return After Taxes on Distributions and Sale of Fund Shares	12.36%	2.80%	8.16%	none
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	27.06%	7.62%	12.41%	none
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	26.20%	9.03%	12.72%	none
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	30.54%	9.33%	13.19%	none

°
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.